Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
15.	Revenue

	For the Year Ended December 31,
	2024	2023	2022

Revenue from contracts with customers	$729,953,807	$284,890,018	$4,392,585
Revenue for administrative services with related parties	-	1,761,896	2,038,437

Total revenue	$729,953,807	$286,651,914	$6,431,022

Revenue Streams

The Group generates revenue primarily from its owned hotels. Other minor sources of revenue include administrative services that the Group provides to related parties.

a.	Disaggregation of revenue from contracts with customers

In the following table, revenue from contracts with customers is disaggregated by primary major products and service lines and timing of revenue recognition.

	For the year ended
	December 31,
	2024	2023	2022

Major products/service lines
Room rentals	$316,126,908	$169,417,278	$1,103,206
Food and beverage	121,899,683	104,813,372	2,520,105
All-inclusive	234,494,740	-	-
Spa services	12,925,180	3,127,449	18,600
Guess dry, cleaning & laundry	3,526,613	4,818,864	-
Private events	-	-	21,120
Other services	40,980,683	2,713,055	729,554
Total revenue from contracts with customers	729,953,807	284,890,018	4,392,585

Administrative services to related parties	-	1,761,896	2,038,437

Total revenue	729,953,807	286,651,914	6,431,022

Timing of revenue recognition
Services and products transferred at a point in time	413,826,899	117,234,636	5,327,816
Services transferred over time	316,126,908	169,417,278	1,103,206
Total revenue from contracts with customers	$729,953,807	$286,651,914	$6,431,022